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                    J.P. MORGAN SERIES TRUST II

                                                             February 28, 2006

VIA EDGAR
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Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re:  J.P. Morgan Series Trust II ("Trust")
          File Nos. 811-08212 and 33-72834

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended ("1933 Act"), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended ("1940 Act") is Post-Effective Amendment No. 22 (Amendment No. 24 under the 1940 Act) to the Trust's Registration Statement on Form N-1A ("Amendment"). Included in the filing are the JPMorgan Bond Portfolio Prospectus and Statement of Additional Information and Part C. One copy of the filing has been manually signed by the persons specified in Section 6(a) of the 1933 Act and is held with the Trust's records. The Amendment is part of the Registrant's annual update for the JPMorgan Bond Portfolio and makes some changes to the disclosure for the JPMorgan Bond Portfolio and other non-material changes.

If you have any questions or comments, please call me at (614) 248-7598.

                                        Sincerely,


                                        /s/ Elizabeth A. Davin
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                                        Elizabeth A. Davin
                                        Assistant Secretary